SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplemental cash flow information [Abstract]
Detailed information about supplemental cash flow information [Text Block]
Supplemental cash flow information (included within operating activities) is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2018	2017
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	(5.4)	15.6
Inventories	(53.1)	3.2
Prepaid expenses and other	(0.6)	(1.0)
Trade and other payables	(12.5)	26.0
Total change in non-cash operating working capital	(71.6)	43.8

	Year ended December 31
(in millions of U.S. dollars)	2018	2017
OTHER NON-CASH ADJUSTMENTS
Unrealized gain on share purchase warrants	-	(1.2)
Unrealized (gain) loss on concentrate contracts	0.7	1.9
Equity settled share-based payment expense	2.7	5.7
Loss (gain) on disposal of assets	0.3	(0.3)
Settlement and (gain) loss on revaluation of gold price option contracts	4.8	6.5
Unrealized (gain) loss on gold stream obligation	(11.7)	21.8
Unrealized (gain) loss on copper forward contracts and copper price option contracts	(4.8)	4.4
Inventory write-downs	15.8	-
Revaluation of CSP’s reclamation and closure cost obligation	1.0	-
Other non-cash adjustments	0.2	0.2
Total other non-cash adjustments	9.0	39.0